6. Derivative Liability: Schedule of Summary of the activity of the derivative liability (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Details
Derivative liability, Starting Balance	$ 52,491
Adjustment for conversion	(81,659)
Mark to market adjustment	29,168
Derivative liability, Ending Balance	$ 0